STI CLASSIC FUNDS


                           Classic Institutional Short-Term Bond Fund

                            Supplement dated January 1, 2003 to the
                     Classic Institutional Bond and Money Market Funds - Institutional Shares Prospectus dated October 1, 2002, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Under the heading "PORTFOLIO MANAGERS" on page 15, the first paragraph has been deleted and replaced with the following:

         Effective January 1, 2003, the Classic Institutional Short-Term Bond Fund will be co-managed by Mr. H. Rick Nelson and Mr. Robert W. Corner. Mr. Nelson has served as a Managing Director of Trusco since March 2002. Prior to joining Trusco, Mr. Nelson served as a Senior Vice President at Wachovia Asset Management. He has more than 21 years of investment experience. Mr. Corner has served as a Vice President of Trusco since September 1996. He has more than 15 years of investment experience.



                    PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.






                                                                      STI-SU-020


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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004




December 31, 2002


VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      STI Classic Funds (File Nos. 33-045671 and 811-06557)
         Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), a supplement dated January 1, 2003 to the Classic Institutional Bond and Money Market Funds - Institutional Shares Prospectus dated October 1, 2002. The supplement is being filed to reflect new information regarding the Classic Institutional Short-Term Bond Fund.


If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5808 or Magda El Guindi-Rosnebaum at (202) 739-5778.

Sincerely,

/s/ SARAH T. SWAIN
---------------------------

Sarah T. Swain
Investment Management Analyst